Investor Report
DAIMLER TRUCKS RETAIL TRUST 2020-1
Collection Period Ended

Amounts in USD
30-Sep-2022
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
31
17-Oct-2022
Distribution Date
30-Sep-2022
1-Sep-2022
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
13-Oct-2022
Record Date
14-Oct-2022
30
32
17-Oct-2022
15-Sep-2022
15-Oct-2022
15-Sep-2022
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
0.00
0.00
Class A-1 Notes
0.000000
200,000,000.00
0.000000
0.00
0.00
0.00
Class A-2 Notes
0.000000
384,000,000.00
0.000000
36,486,065.15
14,802,243.79
21,683,821.36
Class A-3 Notes
44.054297
336,000,000.00
0.064535
85,405,000.00
0.00
85,405,000.00
Class A-4 Notes
0.000000
85,405,000.00
1.000000
121,891,065.15
107,088,821.36
14,802,243.79
Total Note Balance
1,005,405,000.00
Overcollateralization
94,600,482.04
94,600,482.04
Pool Balance
216,491,547.19
201,689,303.40
1,100,005,605.11
94,600,605.11
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
94,600,482.04
8.60%
8.60%
94,600,605.11
8.60%
94,600,482.04
Interest Payment
Interest per $1000
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
Face Amount
Class A-1 Notes
0.000000%
0.000000
0.00
0.000000
0.00
Class A-2 Notes
1.140000%
0.000000
0.00
0.000000
0.00
Class A-3 Notes
1.220000%
0.110399
14,839,337.96
44.164696
37,094.17
Class A-4 Notes
1.370000%
1.141667
97,504.04
1.141667
97,504.04
14,936,842.00
Total
134,598.21

Investor Report
DAIMLER TRUCKS RETAIL TRUST 2020-1
Collection Period Ended

Amounts in USD
30-Sep-2022
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
15,871,502.61
Recoveries
0.00
14,697,737.50
15,871,502.61
38,405.76
91,212.88
1,014,693.30
29,453.17
0.00
(3) Interest Distributable Amount
(4) Priority Principal Distributable Amount
134,598.21
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
14,802,243.79
0.00
(8) Total Trustee Fees and Asset Representation Reviewer fees not previously paid under (2)
0.00
(9) Excess Collections to Certificateholders
754,250.99
Total Distribution
15,871,502.61
(1) Total Servicing Fee
(2) Total Trustee Fees and amounts owed to Asset Representation
Reviewer (max. $250,000 p.a.)
Nonrecoverable Advances to the Servicer
180,409.62
0.00
0.00
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
180,409.62
180,409.62
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
134,598.21
134,598.21
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
37,094.17
0.00
37,094.17
thereof on Class A-4 Notes
97,504.04
0.00
97,504.04
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
134,598.21
134,598.21
0.00
Interest Distributable Amount
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
14,802,243.79
0.00
14,802,243.79
Aggregate Principal Distributable Amount
14,802,243.79
14,802,243.79
0.00

Investor Report
DAIMLER TRUCKS RETAIL TRUST 2020-1
Collection Period Ended

Amounts in USD
30-Sep-2022
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
2,750,014.01
0.00
2,750,014.01
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
24,686.83
4,766.34
4,766.34
4,766.34
29,453.17
2,750,014.01
0.00
Notice to Investors

Investor Report
DAIMLER TRUCKS RETAIL TRUST 2020-1
Collection Period Ended

Amounts in USD
30-Sep-2022
Pool Statistics
Principal Gross Losses
Pool Data
1,100,005,605.11
5.66%
22.17
41.42
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
216,491,547.19
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
3,534,603.01
0.00
104,506.29
201,689,303.40
2,994
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
11,163,134.49
5.51%
42.36
Pool Factor
18.34%
14.06
3,123
7,952

Investor Report
DAIMLER TRUCKS RETAIL TRUST 2020-1
Collection Period Ended

Amounts in USD
30-Sep-2022
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
201,689,303.40
2,994
100.00%
91-120 Days Delinquent
3
0.04%
76,096.78
61-90 Days Delinquent
1
0.01%
25,322.91
31-60 Days Delinquent
22
0.34%
693,550.66
Current
99.61%
200,894,333.05
2,968
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency Trigger
60+ Delinquency Receivables to EOP Pool Balance
Delinquency Trigger occurred
0.05%
No
9.700%
Loss Statistics
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Principal Net Loss / (Gain)
Principal Recoveries
Principal Net Liquidation Proceeds
Principal Gross Losses
104,506.29
Losses
(1)
Amount
(1) Losses include accounts that have been charged off with a balance remaining of less than $100.
(21,263.73)
0.368%
87,366.29
38,403.73
Number of Receivables
Number of Receivables
Amount
1
222
16,632,051.31
6,220,063.12
6,367,855.76
4,044,132.43
Average Net Credit Loss/(Gain)
0.368%
Current
Cumulative
18,216.81
Four Month Average
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
(0.122%)
0.131%
(0.404%)
0.406%
0.003%
Historical Lifetime CPR, Loss and Delinquencies

Investor Report
DAIMLER TRUCKS RETAIL TRUST 2020-1
Collection Period Ended

Amounts in USD
30-Sep-2022
Total Pool
Delinquncies
91+
31-60
61-90
Pd.
Net
Cumulative Loss
Gross
Lifetime
CPR
1
0.87%
0.04%
0.09%
11.94%
0.10%
- %
2
0.42%
0.07%
0.17%
8.96%
0.53%
0.10%
3
0.45%
0.10%
0.24%
6.82%
0.17%
0.10%
4
0.12%
0.18%
0.36%
8.14%
0.16%
0.06%
5
0.21%
0.22%
0.46%
9.86%
0.07%
0.11%
6
0.24%
0.25%
0.53%
9.58%
0.09%
0.05%
7
0.22%
0.25%
0.55%
10.31%
0.14%
0.05%
8
0.25%
0.26%
0.61%
10.53%
0.02%
0.14%
9
0.48%
0.35%
0.74%
10.33%
0.05%
0.02%
10
0.46%
0.36%
0.80%
11.60%
0.08%
0.03%
11
0.23%
0.37%
0.88%
11.88%
0.21%
0.01%
12
0.29%
0.38%
0.90%
11.58%
0.03%
0.02%
13
0.32%
0.41%
0.98%
12.62%
0.04%
0.01%
14
0.24%
0.40%
1.01%
12.69%
0.05%
0.01%
15
0.27%
0.40%
1.04%
12.52%
0.02%
0.04%
16
0.15%
0.38%
1.08%
13.16%
0.17%
0.01%
17
0.14%
0.45%
1.18%
13.78%
0.05%
- %
18
0.17%
0.48%
1.26%
14.32%
0.04%
0.01%
19
0.21%
0.42%
1.29%
14.38%
0.06%
0.01%
20
0.27%
0.40%
1.30%
15.55%
0.03%
0.03%
21
0.32%
0.37%
1.33%
15.52%
0.07%
0.01%
22
0.19%
0.39%
1.37%
15.94%
0.11%
0.05%
23
0.22%
0.40%
1.40%
15.90%
0.02%
0.04%
24
0.45%
0.41%
1.41%
15.57%
0.04%
0.01%
25
0.33%
0.37%
1.41%
15.73%
0.04%
0.02%
26
0.23%
0.37%
1.43%
15.65%
0.01%
- %
27
0.84%
0.37%
1.43%
15.93%
0.03%
0.01%
28
0.31%
0.37%
1.46%
15.77%
0.07%
0.01%
29
0.26%
0.37%
1.48%
15.37%
0.07%
0.06%
30
0.11%
0.37%
1.50%
15.47%
0.07%
0.05%
31
0.34%
0.37%
1.51%
15.43%
0.01%
0.04%